GOODWILL - Narrative (Details)	12 Months Ended
Dec. 31, 2025
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Discount	8.00%
Terminal capitalization rate	3
Top of range
Disclosure of detailed information about intangible assets [line items]
Discount	17.00%
Terminal capitalization rate	9
Discrete cash flow period	5 years